Financial risk management - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	£ 22,356	£ 24,753	[1]	£ 22,051
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	21,396	23,379
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	960	1,374
Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	855	1,031
Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	105	343
Trading and other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	22,253	24,678
Trading and other | Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	21,297	23,326
Trading and other | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	956	1,352
Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	103	75
Hedging | Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	99	53
Hedging | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	£ 4	£ 22

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.